Other Liabilities - Summary of Other Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current liabilities
Withholdings	₩ 28,376	₩ 30,970
Unearned revenues	44,333	43,841
Security deposits	9,310	165
Other current liabilities	82,019	74,976
Non-current liabilities
Long-term accrued expenses	78,537	80,817
Long-term other accounts payable	1,069	3,103
Long-term advances received	6,852	2,116
Security deposits	1,690	10,790
Other non-current liabilities	₩ 88,148	₩ 96,826